SoFi Select 500 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Banking - 2.4%
Bank of America Corp.	40,341	$2,164,295
Citigroup, Inc.	13,044	1,351,358
Citizens Financial Group, Inc.	2,552	138,063
Fifth Third Bancorp	5,685	247,070
First Citizens BancShares, Inc. - Class A	65	122,063
Huntington Bancshares, Inc.	11,929	194,443
JPMorgan Chase & Co.	16,899	5,290,739
KeyCorp	10,989	201,978
M&T Bank Corp.	1,320	251,090
PNC Financial Services Group, Inc.	2,595	494,918
Regions Financial Corp.	5,828	148,323
Truist Financial Corp.	16,733	778,084
U.S. Bancorp	10,405	510,365
Wells Fargo & Co.	19,883	1,706,956
		13,599,745

Consumer Discretionary Products - 1.6%
D.R. Horton, Inc.	1,964	312,296
Deckers Outdoor Corp.(a)	1,350	118,840
Ford Motor Co.	30,289	402,238
General Motors Co.	7,009	515,302
Lennar Corp. - Class A	1,516	199,051
Masco Corp.	1,280	83,033
Nike, Inc. - Class B	6,357	410,853
NVR, Inc.(a)	17	127,624
PulteGroup, Inc.	1,235	157,080
Tapestry, Inc.	2,708	295,930
Tesla, Inc.(a)	14,594	6,277,901
		8,900,148

Consumer Discretionary Services - 1.1%
Carnival Corp.(a)	9,594	247,333
Chipotle Mexican Grill, Inc. - Class A(a)	13,282	458,495
Darden Restaurants, Inc.	843	151,386
Domino’s Pizza, Inc.	176	73,855
DraftKings, Inc. - Class A(a)	8,200	271,912
Flutter Entertainment PLC	3,740	780,949
Hilton Worldwide Holdings, Inc.	1,851	527,591
Las Vegas Sands Corp.	2,424	165,220
Live Nation Entertainment, Inc.(a)	1,692	222,413
Marriott International, Inc. - Class A	1,535	467,853
McDonald’s Corp.	4,386	1,367,642

Royal Caribbean Cruises Ltd.	2,888	$768,930
Starbucks Corp.	6,876	598,968
Yum! Brands, Inc.	1,723	263,981
		6,366,528

Consumer Staple Products - 2.0%
Altria Group, Inc.	10,328	609,455
Church & Dwight Co., Inc.	1,927	164,103
Clorox Co.	1,214	131,039
Coca-Cola Co.	24,465	1,788,881
Colgate-Palmolive Co.	5,450	438,126
Constellation Brands, Inc. - Class A	1,144	156,019
Estee Lauder Cos., Inc. - Class A	1,633	153,616
General Mills, Inc.	3,038	143,849
Hershey Co.	980	184,319
Kellanova	1,448	121,111
Kenvue, Inc.	12,541	217,586
Keurig Dr Pepper, Inc.	8,138	227,050
Kimberly-Clark Corp.	2,039	222,496
Kraft Heinz Co.	4,845	123,596
McCormick & Co., Inc.	1,600	107,968
Mondelez International, Inc. - Class A	7,341	422,621
Monster Beverage Corp.(a)	4,973	372,925
PepsiCo, Inc.	8,574	1,275,297
Philip Morris International, Inc.	12,605	1,985,036
Procter & Gamble Co.	14,538	2,153,950
Tyson Foods, Inc. - Class A	4,444	257,974
		11,257,017

Financial Services - 6.7%
American Express Co.	4,100	1,497,607
Ameriprise Financial, Inc.	795	362,313
Apollo Global Management, Inc.	1,785	235,352
Ares Management Corp.	3,590	563,092
Bank of New York Mellon Corp.	4,337	486,178
Blackrock, Inc.	1,583	1,657,876
Blackstone, Inc.	10,596	1,551,466
Block, Inc. - Class A(a)	6,488	433,398
Broadridge Financial Solutions, Inc.	894	203,912
Capital One Financial Corp.	12,373	2,710,553
Cboe Global Markets, Inc.	651	168,069
Charles Schwab Corp.	13,394	1,242,026
Circle Internet Group, Inc. - Class A(a)	1,125	89,921
CME Group, Inc. - Class A	2,907	818,204
Coinbase Global, Inc. - Class A(a)	4,363	1,190,314
Corpay, Inc.(a)	456	134,885
Equifax, Inc.	893	189,646
Fair Isaac Corp.(a)	192	346,719

Fidelity National Financial, Inc.	3,439	$204,380
Fidelity National Information Services, Inc.	10,502	690,717
Fiserv, Inc.(a)	7,539	463,422
Global Payments, Inc.	2,323	175,991
Goldman Sachs Group, Inc.	2,075	1,714,033
Interactive Brokers Group, Inc. - Class A	4,343	282,382
Intercontinental Exchange, Inc.	5,084	799,713
Jack Henry & Associates, Inc.	533	92,998
KKR & Co., Inc.	3,336	408,026
LPL Financial Holdings, Inc.	626	222,881
Mastercard, Inc. - Class A	6,899	3,798,106
Moody’s Corp.	1,312	643,903
Morgan Stanley	9,663	1,639,425
MSCI, Inc. - Class A	632	356,271
Nasdaq, Inc.	5,078	461,692
Northern Trust Corp.	1,130	148,414
PayPal Holdings, Inc.	7,304	457,888
Raymond James Financial, Inc.	1,337	209,294
Robinhood Markets, Inc. - Class A(a)	20,911	2,686,854
S&P Global, Inc.	2,432	1,213,155
SoFi Technologies, Inc.(a)	25,372	754,056
State Street Corp.	3,256	387,529
Synchrony Financial	2,268	175,453
T. Rowe Price Group, Inc.	1,376	140,875
Toast, Inc. - Class A(a)	9,001	307,744
Tradeweb Markets, Inc. - Class A	1,530	166,556
TransUnion	3,285	279,389
Verisk Analytics, Inc. - Class A	859	193,335
Visa, Inc. - Class A	13,293	4,445,711
		37,401,724

Health Care - 10.9%
Abbott Laboratories, ADR	16,460	2,121,694
AbbVie, Inc.	25,593	5,827,526
Agilent Technologies, Inc.	1,496	229,636
Alnylam Pharmaceuticals, Inc.(a)	952	429,571
Amgen, Inc.	5,782	1,997,450
Baxter International, Inc.	2,299	43,083
Becton Dickinson & Co.	3,214	623,580
Biogen, Inc.(a)	792	144,215
Boston Scientific Corp.(a)	18,851	1,914,885
Bristol-Myers Squibb Co.	23,038	1,133,470
Cardinal Health, Inc.	1,465	310,961
Cencora, Inc.	1,408	519,453
Centene Corp.(a)	3,447	135,605
Cigna Group	3,102	860,123
Cooper Cos., Inc.	1,701	132,559
CVS Health Corp.	7,373	592,494

Danaher Corp.	3,980	$902,584
Dexcom, Inc.(a)	2,863	181,715
Edwards Lifesciences Corp.(a)	3,889	337,060
Elevance Health, Inc.	1,517	513,140
Eli Lilly & Co.	11,692	12,574,395
GE HealthCare Technologies, Inc.	2,642	211,334
Gilead Sciences, Inc.	23,427	2,948,054
HCA Healthcare, Inc.	1,266	643,495
Hologic, Inc.(a)	1,267	94,987
Humana, Inc.	858	210,871
IDEXX Laboratories, Inc.(a)	639	481,090
Illumina, Inc.(a)	1,193	156,820
Incyte Corp.(a)	2,515	262,717
Insmed, Inc.(a)	1,536	319,135
Insulet Corp.(a)	910	297,743
Intuitive Surgical, Inc.(a)	3,964	2,273,275
IQVIA Holdings, Inc.(a)	1,241	285,442
Johnson & Johnson	17,826	3,688,556
Labcorp Holdings, Inc.	816	219,324
McKesson Corp.	1,093	963,064
Medtronic PLC	9,390	989,049
Merck & Co., Inc.	17,591	1,844,065
Mettler-Toledo International, Inc.(a)	132	194,927
Natera, Inc.(a)	2,033	485,501
Pfizer, Inc.	123,914	3,189,546
Quest Diagnostics, Inc.	573	108,400
Regeneron Pharmaceuticals, Inc.	586	457,191
ResMed, Inc.	1,059	270,924
Revvity, Inc.	746	77,890
Royalty Pharma PLC - Class A	2,408	96,368
STERIS PLC	638	169,887
Stryker Corp.	2,708	1,005,155
Thermo Fisher Scientific, Inc.	2,310	1,364,817
UnitedHealth Group, Inc.	7,321	2,414,246
Vertex Pharmaceuticals, Inc.(a)	5,280	2,289,461
Viatris, Inc.	7,234	77,331
Waters Corp.(a)	345	139,180
West Pharmaceutical Services, Inc.	375	103,969
Zimmer Biomet Holdings, Inc.	1,776	173,196
Zoetis, Inc. - Class A	3,408	436,837
		60,469,046

Industrial Products - 5.0%
3M Co.	4,657	801,237
AMETEK, Inc.	1,420	281,004
Amphenol Corp.	20,640	2,908,176
Axon Enterprise, Inc.(a)	867	468,301
Bloom Energy Corp. - Class A(a)	3,095	338,098

Boeing Co.(a)	3,795	$717,255
Carrier Global Corp.	4,713	258,649
Caterpillar, Inc.	2,248	1,294,308
Cummins, Inc.	958	477,065
Curtiss-Wright Corp.	240	135,430
Deere & Co.	930	431,976
Dover Corp.	798	147,853
Eaton Corp. PLC	2,847	984,749
Emerson Electric Co.	4,516	602,344
Entegris, Inc.	1,458	112,470
Fortive Corp.	2,716	145,252
GE Aerospace	4,889	1,459,122
GE Vernova, Inc.	2,710	1,625,377
General Dynamics Corp.	2,081	710,932
Honeywell International, Inc.	4,079	783,943
Howmet Aerospace, Inc.	3,325	680,262
Hubbell, Inc.	445	191,986
IDEX Corp.	445	77,399
Illinois Tool Works, Inc.	1,625	405,080
Ingersoll Rand, Inc.	3,302	265,283
Johnson Controls International PLC	3,237	376,495
Keysight Technologies, Inc.(a)	977	193,397
L3Harris Technologies, Inc.	1,554	433,084
Lennox International, Inc.	255	127,212
Lockheed Martin Corp.	1,522	696,863
Northrop Grumman Corp.	1,200	686,700
Otis Worldwide Corp.	2,528	224,613
PACCAR, Inc.	3,286	346,410
Parker-Hannifin Corp.	883	760,881
Pentair PLC	972	102,293
Rocket Lab Corp.(a)	7,025	296,033
Rockwell Automation, Inc.	643	254,538
RTX Corp.	18,302	3,201,203
Snap-on, Inc.	370	125,818
TE Connectivity PLC	1,703	385,133
Textron, Inc.	1,451	120,665
Trane Technologies PLC	1,794	756,135
TransDigm Group, Inc.	556	756,255
Trimble, Inc.(a)	1,402	114,151
Veralto Corp.	1,536	155,474
Vertiv Holdings Co. - Class A	5,181	931,181
Westinghouse Air Brake Technologies Corp.	1,483	309,280
Xylem, Inc.	1,659	233,372
		27,890,737

Industrial Services - 1.5%
Automatic Data Processing, Inc.	2,617	668,120
Cintas Corp.	2,389	444,402

Comfort Systems USA, Inc.	480	$468,931
CSX Corp.	10,141	358,586
Delta Air Lines, Inc.	4,404	282,296
EMCOR Group, Inc.	443	272,476
Expeditors International of Washington, Inc.	600	88,140
Fastenal Co.	6,744	272,458
FedEx Corp.	1,261	347,632
J.B. Hunt Transport Services, Inc.	448	77,934
Jacobs Solutions, Inc.	921	124,160
Norfolk Southern Corp.	1,340	391,401
Old Dominion Freight Line, Inc.	974	131,772
Paychex, Inc.	2,069	231,087
Quanta Services, Inc.	1,354	629,448
Republic Services, Inc. - Class A	1,430	310,396
Rollins, Inc.	2,502	153,823
Southwest Airlines Co.	3,616	125,873
Union Pacific Corp.	3,427	794,481
United Airlines Holdings, Inc.(a)	2,207	225,026
United Parcel Service, Inc. - Class B	4,432	424,541
United Rentals, Inc.	566	461,392
W.W. Grainger, Inc.	272	258,027
Waste Management, Inc.	3,364	732,915
Watsco, Inc.	225	77,940
		8,353,257

Insurance - 2.3%
Aflac, Inc.	2,073	228,673
Allstate Corp.	2,416	514,560
American International Group, Inc.	2,863	218,046
Aon PLC - Class A	2,025	716,688
Arch Capital Group Ltd.(a)	3,828	359,526
Arthur J. Gallagher & Co.	2,829	700,517
Berkshire Hathaway, Inc. - Class B(a)	7,637	3,923,967
Brown & Brown, Inc.	1,876	150,887
Chubb Ltd.	2,914	863,068
Cincinnati Financial Corp.	1,085	181,835
Everest Group Ltd.	457	143,631
Hartford Financial Services Group, Inc.	2,207	302,425
Markel Group, Inc.(a)	78	162,274
Marsh & McLennan Cos., Inc.	3,704	679,499
MetLife, Inc.	4,364	334,108
Principal Financial Group, Inc.	1,233	104,583
Progressive Corp.	6,974	1,595,581
Prudential Financial, Inc.	2,331	252,331
Travelers Cos., Inc.	1,798	526,562
W.R. Berkley Corp.	2,396	186,145

Willis Towers Watson PLC	1,889	$606,369
		12,751,275

Materials - 1.8%
Air Products and Chemicals, Inc.	1,252	326,835
Amrize Ltd.(a)	3,048	157,002
Avery Dennison Corp.	446	76,877
Ball Corp.	1,610	79,743
Carlisle Cos., Inc.	223	70,930
CF Industries Holdings, Inc.	736	57,923
Corteva, Inc.	4,681	315,827
CRH PLC	4,078	489,197
Dow, Inc.	4,226	100,790
DuPont de Nemours, Inc.	7,446	296,127
Ecolab, Inc.	1,938	533,260
Freeport-McMoRan, Inc.	12,148	522,121
International Flavors & Fragrances, Inc.	3,009	209,065
International Paper Co.	14,202	560,695
Linde PLC	3,002	1,231,781
LyondellBasell Industries NV - Class A	1,540	75,445
Martin Marietta Materials, Inc.	454	282,951
Newmont Corp.	27,474	2,492,716
Nucor Corp.	973	155,184
Packaging Corp. of America	466	95,097
PPG Industries, Inc.	1,496	149,660
Qnity Electronics, Inc.	3,788	307,169
Reliance, Inc.	289	80,723
RPM International, Inc.	797	85,478
Sherwin-Williams Co.	1,349	463,638
Smurfit WestRock PLC	9,803	349,869
Solstice Advanced Materials, Inc.(a)	1,017	48,491
Steel Dynamics, Inc.	708	118,824
Vulcan Materials Co.	793	235,711
		9,969,129

Media - 11.1%
Airbnb, Inc. - Class A(a)	2,910	340,441
Alphabet, Inc. - Class A	43,992	14,085,359
Alphabet, Inc. - Class C	38,313	12,264,758
AppLovin Corp. - Class A(a)	4,422	2,650,901
Booking Holdings, Inc.	271	1,331,881
Charter Communications, Inc. - Class A(a)	451	90,254
Comcast Corp. - Class A	22,479	599,964
DoorDash, Inc. - Class A(a)	7,138	1,415,965
Electronic Arts, Inc.	1,548	312,742
Expedia Group, Inc. - Class A	989	252,877
GoDaddy, Inc. - Class A(a)	894	114,307
Meta Platforms, Inc. - Class A	24,053	15,585,141

Netflix, Inc.(a)	42,120	$4,531,270
Omnicom Group, Inc.	1,251	89,597
Pinterest, Inc. - Class A(a)	12,894	336,791
Reddit, Inc. - Class A(a)	3,005	650,492
Roblox Corp. - Class A(a)	7,665	728,405
Take-Two Interactive Software, Inc.	1,345	330,964
Trade Desk, Inc. - Class A(a)	5,766	228,103
Uber Technologies, Inc.(a)	42,560	3,725,702
VeriSign, Inc.	576	145,146
Walt Disney Co.	16,459	1,719,472
Warner Bros Discovery, Inc.(a)	10,503	252,072
		61,782,604

Oil & Gas - 2.0%
Baker Hughes Co.	6,844	343,569
Cheniere Energy, Inc.	1,522	317,276
Chevron Corp.	9,841	1,487,270
ConocoPhillips	7,270	644,776
Coterra Energy, Inc.	3,005	80,654
Devon Energy Corp.	2,816	104,361
Diamondback Energy, Inc.	2,576	393,072
EOG Resources, Inc.	2,731	294,538
EQT Corp.	10,604	645,360
Expand Energy Corp.	5,719	697,318
Exxon Mobil Corp.	22,967	2,662,335
Halliburton Co.	5,288	138,651
Kinder Morgan, Inc.	9,994	273,036
Marathon Petroleum Corp.	1,591	308,224
Occidental Petroleum Corp.	3,175	133,350
ONEOK, Inc.	9,905	721,282
Phillips 66	2,338	320,213
SLB NV	8,295	300,611
Targa Resources Corp.	2,087	365,872
Texas Pacific Land Corp.	156	134,829
Valero Energy Corp.	1,326	234,384
Williams Cos., Inc.	8,202	499,748
		11,100,729

Real Estate - 1.7%
Alexandria Real Estate Equities, Inc. - REIT	1,953	104,818
American Tower Corp. - REIT	2,909	527,314
AvalonBay Communities, Inc. - REIT	859	156,286
CBRE Group, Inc. - Class A(a)	3,311	535,819
CoStar Group, Inc.(a)	2,775	190,920
Crown Castle, Inc. - REIT	2,128	194,244
Digital Realty Trust, Inc. - REIT	1,832	293,340
Equinix, Inc. - REIT	704	530,330
Equity Residential - REIT	2,288	141,284

Essex Property Trust, Inc. - REIT	401	$105,712
Extra Space Storage, Inc. - REIT	2,387	317,877
Healthpeak Properties, Inc. - REIT	4,248	77,568
Host Hotels & Resorts, Inc. - REIT	4,616	81,380
Invitation Homes, Inc. - REIT	4,736	133,555
Iron Mountain, Inc. - REIT	5,558	479,933
Kimco Realty Corp. - REIT	4,319	89,231
Mid-America Apartment Communities, Inc. - REIT	706	95,938
Prologis, Inc. - REIT	7,155	919,632
Public Storage - REIT	889	244,066
Realty Income Corp. - REIT	8,254	475,513
SBA Communications Corp. - Class A - REIT	721	140,069
Simon Property Group, Inc. - REIT	2,164	403,196
Sun Communities, Inc. - REIT	945	121,754
UDR, Inc. - REIT	1,723	62,752
Ventas, Inc. - REIT	5,812	468,622
VICI Properties, Inc. - REIT	8,376	241,396
Welltower, Inc. - REIT	9,045	1,883,350
Weyerhaeuser Co. - REIT	3,247	72,116
WP Carey, Inc. - REIT	1,240	83,539
		9,171,554

Renewable Energy - 0.1%
First Solar, Inc.(a)	916	249,995

Retail & Wholesale - Discretionary - 4.5%
Amazon.com, Inc.(a)	71,765	16,737,033
AutoZone, Inc.(a)	106	419,159
Best Buy Co., Inc.	1,186	94,026
Builders FirstSource, Inc.(a)	538	60,380
Burlington Stores, Inc.(a)	574	144,780
Carvana Co. - Class A(a)	2,074	776,713
Copart, Inc.(a)	5,665	220,822
eBay, Inc.	2,626	217,406
Ferguson Enterprises, Inc.	1,071	269,539
Genuine Parts Co.	816	106,406
Home Depot, Inc.	6,930	2,473,456
Lowe’s Cos., Inc.	3,322	805,519
O’Reilly Automotive, Inc.(a)	5,708	580,504
Ross Stores, Inc.	2,496	440,194
TJX Cos., Inc.	7,822	1,188,318
Tractor Supply Co.	3,055	167,353
Ulta Beauty, Inc.(a)	264	142,251
Williams-Sonoma, Inc.	652	117,366
		24,961,225

Retail & Wholesale - Staples - 1.3%
Archer-Daniels-Midland Co.	2,314	140,552

Bunge Global SA	737	$70,804
Casey’s General Stores, Inc.	256	146,038
Costco Wholesale Corp.	3,041	2,778,227
Dollar General Corp.	1,347	147,483
Dollar Tree, Inc.(a)	1,333	147,710
Kroger Co.	3,594	241,804
Sysco Corp.	3,006	229,057
Target Corp.	2,717	246,215
Walmart, Inc.	30,239	3,341,712
		7,489,602

Software & Tech Services - 11.5%
Accenture PLC - Class A	3,976	994,000
Adobe, Inc.	3,571	1,143,184
Atlassian Corp. - Class A(a)	2,837	424,188
Autodesk, Inc.	1,877	569,369
Booz Allen Hamilton Holding Corp. - Class A	1,234	102,990
Cadence Design Systems, Inc.(a)	2,687	837,914
CDW Corp.	811	116,962
Cloudflare, Inc. - Class A(a)	4,769	954,801
Cognizant Technology Solutions Corp. - Class A	2,866	222,717
CoreWeave, Inc. - Class A(a)	3,821	279,391
CrowdStrike Holdings, Inc. - Class A(a)	2,863	1,457,725
Datadog, Inc. - Class A(a)	5,228	836,532
DocuSign, Inc.(a)	1,468	101,806
Fortinet, Inc.(a)	5,639	457,492
Gartner, Inc.(a)	506	117,766
Gen Digital, Inc.	3,922	103,423
Guidewire Software, Inc.(a)	2,012	434,552
HubSpot, Inc.(a)	1,202	441,519
International Business Machines Corp.	6,264	1,932,945
Intuit, Inc.	2,522	1,599,150
IonQ, Inc.(a)	3,970	195,721
Leidos Holdings, Inc.	1,461	279,197
Manhattan Associates, Inc.(a)	651	114,869
Microsoft Corp.	62,055	30,531,681
MongoDB, Inc. - Class A(a)	1,351	449,032
Nutanix, Inc. - Class A(a)	5,017	239,813
Okta, Inc. - Class A(a)	2,856	229,422
Oracle Corp.	14,713	2,971,290
Palantir Technologies, Inc. - Class A(a)	35,928	6,052,072
Palo Alto Networks, Inc.(a)	5,113	972,135
PTC, Inc.(a)	1,037	181,921
Roper Technologies, Inc.	925	412,753
Salesforce, Inc.	7,222	1,664,960
ServiceNow, Inc.(a)	2,604	2,115,516
Snowflake, Inc. - Class A(a)	3,586	900,947
SS&C Technologies Holdings, Inc.	1,780	152,973

Strategy, Inc. - Class A(a)	4,784	$847,629
Synopsys, Inc.(a)	1,136	474,859
Twilio, Inc. - Class A(a)	2,521	326,948
Tyler Technologies, Inc.(a)	359	168,594
Veeva Systems, Inc. - Class A(a)	1,331	319,826
Workday, Inc. - Class A(a)	2,348	506,276
Zoom Communications, Inc. - Class A(a)	2,086	177,227
Zscaler, Inc.(a)	2,326	584,989
		63,999,076

Tech Hardware & Semiconductors - 29.8%(b)
Advanced Micro Devices, Inc.(a)	25,828	5,618,365
Analog Devices, Inc.	4,303	1,141,758
Apple, Inc.	90,948	25,360,850
Applied Materials, Inc.	4,840	1,220,890
Arista Networks, Inc.(a)	11,182	1,461,264
Astera Labs, Inc.(a)	2,617	412,361
Broadcom, Inc.	84,614	34,096,057
Ciena Corp.(a)	1,636	334,088
Cisco Systems, Inc.	25,804	1,985,360
Corning, Inc.	9,968	839,306
Dell Technologies, Inc. - Class C	2,120	282,702
Garmin Ltd.	1,681	328,333
Hewlett Packard Enterprise Co.	8,640	188,957
HP, Inc.	5,383	131,453
Intel Corp.	20,359	825,761
Jabil, Inc.	623	131,272
KLA Corp.	1,383	1,625,675
Lam Research Corp.	14,440	2,252,640
Marvell Technology, Inc.	23,453	2,096,698
Microchip Technology, Inc.	6,080	325,766
Micron Technology, Inc.	32,508	7,687,492
Monolithic Power Systems, Inc.	979	908,678
Motorola Solutions, Inc.	1,255	463,948
NetApp, Inc.	1,198	133,649
NVIDIA Corp.	399,527	70,716,279
ON Semiconductor Corp.(a)	2,121	106,559
Pure Storage, Inc. - Class A(a)	4,592	408,504
QUALCOMM, Inc.	8,922	1,499,699
Sandisk Corp.(a)	767	171,256
Seagate Technology Holdings PLC	3,918	1,084,071
Skyworks Solutions, Inc.	904	59,619
Super Micro Computer, Inc.(a)	7,142	241,757
Teledyne Technologies, Inc.(a)	301	150,355
Teradyne, Inc.	1,065	193,713
Texas Instruments, Inc.	6,230	1,048,322
Western Digital Corp.	2,808	458,631

Zebra Technologies, Corp. - Class A(a)	686	$173,386
		166,165,474

Telecommunications - 0.5%
AT&T, Inc.	45,616	1,186,928
T-Mobile US, Inc.	3,244	678,029
Verizon Communications, Inc.	28,472	1,170,484
		3,035,441

Utilities - 1.9%
Alliant Energy Corp.	1,445	100,384
Ameren Corp.	1,335	141,977
American Electric Power Co., Inc.	3,854	477,010
American Water Works Co., Inc.	1,327	172,603
Atmos Energy Corp.	748	131,925
CenterPoint Energy, Inc.	3,300	131,934
CMS Energy Corp.	1,535	115,800
Consolidated Edison, Inc.	1,887	189,379
Constellation Energy Corp.	2,668	972,112
Dominion Energy, Inc.	5,665	355,592
DTE Energy Co.	1,716	235,143
Duke Energy Corp.	5,041	624,782
Edison International	2,495	146,931
Entergy Corp.	2,059	200,794
Evergy, Inc.	1,266	98,305
Eversource Energy	8,489	570,291
Exelon Corp.	8,230	387,798
FirstEnergy Corp.	5,110	243,849
NextEra Energy, Inc.	18,909	1,631,658
NiSource, Inc.	2,225	98,189
NRG Energy, Inc.	1,468	248,811
PG&E Corp.	16,107	259,645
PPL Corp.	4,448	164,131
Public Service Enterprise Group, Inc.	4,110	343,267
Sempra	2,715	257,165
Southern Co.	7,640	696,157
Vistra Corp.	7,402	1,323,922
WEC Energy Group, Inc.	1,692	189,622
Xcel Energy, Inc.	2,762	226,788
		10,735,964

TOTAL COMMON STOCKS (Cost $419,662,034)		555,650,270

RIGHTS - 0.0%(c)	Shares	Value
Health Care - 0.0%(c)
ABIOMED, Inc., CVR(a)(d)	455	$—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.92%(e)	1,063,564	1,063,564

TOTAL SHORT-TERM INVESTMENTS (Cost $1,063,564)		1,063,564

TOTAL INVESTMENTS - 99.9% (Cost $420,725,598)		$556,713,834
Other Assets in Excess of Liabilities - 0.1%		431,198
TOTAL NET ASSETS - 100.0%		$557,145,032

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.